Convenience translation	6 Months Ended
Jun. 30, 2023
Convenience translation [abstract]
Convenience translation
3.
Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.2513 per US$1.00 on June 30, 2023 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.